united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares			Value
	COMMON STOCKS - 95.78%
	CONSUMER DISCRETIONARY - 14.67%
	Auto Parts & Equipment - 1.38%
35,000	Goodyear Tire & Rubber Co.		$ 1,026,550

	Auto Manufacturers - 0.91%
22500	General Motors Co.		675,450

	Hotels, Restaurants & Leisure - 1.94%
16,200	Royal Caribbean Cruises Ltd.		1,443,258

	Household Durables - 2.50%
40,000	M.D.C. Holdings, Inc.		1,047,200
5,500	Whirlpool Corp.		809,930
			1,857,130
	Media - 3.87%
20,000	Comcast Corp. - Class A		1,137,600
17,000	Walt Disney Co.		1,737,400
			2,875,000
	Multiline Retail - 1.00%
16,000	Kohl's Corp.		740,960

	Specialty Retail - 3.07%
60,000	American Eagle Outfitters		937,800
22,000	Coach, Inc.		636,460
60,000	Staples, Inc.		703,800
			2,278,060
	Total Consumer Discretionary (Cost $7,213,933)		10,896,408

	CONSUMER STAPLES - 5.98%
	Discount Stores - 2.29%
11,700	Target Corp.		920,322
12,000	Wal-Mart Stores, Inc.		778,080
			1,698,402
	Food Products - 3.69%
35,000	Archer-Daniels-Midland Co.		1,450,750
30,000	Tyson Foods, Inc. - Class A		1,293,000
			2,743,750
	Total Consumer Staples (Cost $2,625,719)		4,442,152

	ENERGY - 8.69%
	Energy Equipment & Services - 1.05%
15,000	Baker Hughes, Inc.		780,600

	Marine Shipping - 1.42%
65,000	Ship Finance International Ltd. (b)		1,056,250

	Oil, Gas & Consumable Fuels - 4.86%
10,000	Apache Corp.		391,600
20,000	Ensco PLC (b)		281,600
10,000	Exxon Mobil Corp.		743,500
22,000	HollyFrontier Corp.		1,074,480
7,500	Royal Dutch Shell PLC - ADR		355,425
17,000	Total SA - ADR		760,070
			3,606,675
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares			Value
	Oilfield Services/Equipment - 1.36%
17,000	Bristow Group, Inc.		$ 444,720
15,000	National Oilwell Varco, Inc.		564,750
			1,009,470
	Total Energy (Cost $6,921,121)		6,452,995

	FINANCIALS - 16.81%
	Capital Markets - 1.84%
35,000	Bank of New York Mellon Corp.		1,370,250

	Commercial Banks - 7.53%
26,000	BB&T Corp.		925,600
9,000	Canadian Imperial Bank of Commerce (b)		647,640
13,000	Capital One Financial Corp.		942,760
75,000	Old National Bancorp		1,044,750
9,000	PNC Financial Services Group, Inc.		802,800
24,000	Wells Fargo & Co.		1,232,400
			5,595,950
	Diversified Financial Services - 2.05%
25,000	JPMorgan Chase & Co.		1,524,250

	Insurance - 3.91%
17,000	Axis Capital Holdings Ltd. (b)		913,240
18,000	MetLife, Inc.		848,700
15,000	Prudential Financial, Inc.		1,143,150
			2,905,090
	Real Estate Investment Trusts (REITs) - 1.48%
55,000	BioMed Realty Trust, Inc.		1,098,900

	Total Financials (Cost $7,782,770)		12,494,440

	HEALTH CARE - 9.62%
	Biotechnology - 2.48%
8,000	Amgen, Inc.		1,106,560
7,500	Gilead Sciences, Inc.		736,425
			1,842,985
	Health Care Equipment & Supplies - 0.80%
18,000	Baxter International, Inc.		591,300

	Health Care Providers & Services - 2.36%
16,000	Aetna, Inc.		1,750,560

	Pharmaceuticals - 3.98%
15,000	Abbott Laboratories		603,300
18,000	Baxalta, Inc.		567,180
10,000	Johnson & Johnson		933,500
18,000	Sanofi - ADR		854,460
			2,958,440
	Total Health Care (Cost $4,471,372)		7,143,285

	INDUSTRIALS - 11.91%
	Construction & Engineering - 2.79%
10,000	Caterpillar, Inc.		653,600
16,000	Fluor Corp.		677,600
45,000	Tutor Perini Corp. (a)		740,700
			2,071,900
	Environmental Services - 1.68%
25,000	Waste Management, Inc.		1,245,250
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares			Value
	Farm - 1.05%
10,500	Deere & Co.		$ 777,000

	Human Resource & Employment Services - 1.87%
17,000	ManpowerGroup, Inc.		1,392,130

	Machinery - 2.24%
17,000	Eaton Corp. PLC		872,100
35,000	Trinity Industries, Inc.		793,450
			1,665,550
	Marine - 0.74%
220,000	Navios Maritime Holdings, Inc. (b)		547,800

	Road & Rail - 1.54%
15,000	Norfolk Southern Corp.		1,146,000

	Total Industrials (Cost $8,496,942)		8,845,630

	INFORMATION TECHNOLOGY - 18.81%
	Communications Equipment - 1.41%
40,000	Cisco Systems, Inc.		1,050,000

	Computers & Peripherals - 4.71%
17,000	Apple, Inc.		1,875,100
25,000	Lexmark International, Inc. - Class A		724,500
20,000	Seagate Technology PLC		896,000
			3,495,600
	Electronic Equipment, Instruments & Components - 2.73%
55,000	Corning, Inc.		941,600
50,000	Benchmark Electronics, Inc. (a)		1,088,000
			2,029,600
	IT Services - 1.17%
6,000	International Business Machines Corp.		869,820

	Semiconductors & Semiconductor Equipment - 4.48%
40,000	Intel Corp.		1,205,600
60,000	NVIDIA Corp.		1,479,000
12,000	QUALCOMM, Inc.		644,760
			3,329,360
	Software - 4.31%
30,000	CA, Inc.		819,000
35,000	Microsoft Corp.		1,549,100
23,000	Oracle Corporation		830,760
			3,198,860
	Total Information Technology (Cost $8,903,192)		13,973,240

	MATERIALS - 3.98%
	Chemicals - 2.30%
20,000	Celanese Corp. - Class A		1,183,400
17,000	The Mosaic Company		528,870
			1,712,270
	Metals & Mining - 1.68%
15,000	BHP Billiton Ltd. - ADR		474,300
25,000	Newmont Mining Corp.		401,750
6,000	South32 Ltd. - ADR (a)		28,560
200,000	Yamana Gold, Inc. (b)		340,000
			1,244,610
	Total Materials (Cost $3,294,308)		2,956,880
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 4.00%
	Diversified Telecommunication Services - 4.00%
37,000	Nippon Telegraph & Telephone Corp. - ADR		$ 1,306,470
50,500	Symantec Corporation		983,235
70,000	Telefonaktiebolaget LM Ericsson - ADR		684,600
			2,974,305
	Total Telecommunication Services (Cost $2,821,152)		2,974,305

	UTILITIES - 1.31%
	Electric Integrated - 1.31%
15,000	Entergy Corporation		976,500
	Total Utilities (Cost $928,943)		976,500

	TOTAL COMMON STOCKS (Cost $53,459,452)		71,155,835

	SHORT-TERM INVESTMENTS - 2.31%
	Money Market Fund - 2.31%
1,716,683	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.08% (c)		1,716,683
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,716,683)		1,716,683

	Total Investments (Cost $55,176,135) - * 98.09%		$ 72,872,518
	Other assets less liabilities: 1.91%		1,415,235
	NET ASSETS: 100.00%		$ 74,287,753

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,120,499 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 22,588,623
		Unrealized Depreciation:	(4,836,604)
		Net Unrealized Appreciation:	$ 17,752,019
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets measured at fair value:

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.17%
	CONSUMER DISCRETIONARY - 13.17%
	Auto Manufacturers - 1.27%
6,200	Honda Motor Co. Ltd. - ADR	$ 185,380

	Household Durables - 2.44%
8,000	M.D.C. Holdings, Inc.	209,440
1,000	Whirlpool Corp.	147,260
		356,700
	Health and Personal Care Stores - 1.21%
11,000	PetMed Express, Inc.	177,100

	Household Products - 1.34%
1,800	Kimberly-Clark Corp.	196,272

	Media - 2.75%
3,500	Comcast Corp. - Class A	199,080
2,000	Walt Disney Co.	204,400
		403,480
	Specialty Retail - 4.16%
11,000	American Eagle Outfitters, Inc.	171,930
5,000	Coach, Inc.	144,650
13,000	Stage Stores, Inc.	127,920
14,000	Staples, Inc.	164,220
		608,720
	Total Consumer Discretionary (Cost $1,556,988)	1,927,652

	CONSUMER STAPLES - 5.36%
	Discount Stores - 1.11%
2,500	Wal-Mart Stores, Inc.	162,100

	Food Products - 3.03%
5,000	Archer-Daniels-Midland Co.	207,250
5,500	Tyson Foods, Inc. - Class A	237,050
		444,300
	Tobacco - 1.22%
3,600	Universal Corp.	178,452

	Total Consumer Staples (Cost $539,875)	784,852

	ENERGY - 7.78%
	Energy Equipment & Services - 0.47%
4,000	Diamond Offshore Drilling, Inc.	69,200

	Marine Shipping - 1.11%
10,000	Ship Finance International Ltd. (b)	162,500

	Oil, Gas & Consumable Fuels - 6.20%
2,000	Apache Corp.	78,320
3,800	Eni S.p.A - ADR	119,206
6,500	Ensco PLC (b)	91,520
2,400	Exxon Mobil Corp.	178,440
4,400	HollyFrontier Corp.	214,896
5,000	Marathon Oil Corp.	77,000
3,300	Total SA - ADR	147,543
		906,925
	Total Energy (Cost $1,561,606)	1,138,625

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares		Value
	FINANCIALS - 16.33%
	Commercial Banks - 1.82%
7,500	BB&T Corp.	$ 267,000

	Diversified Financial Services - 4.76%
4,400	JPMorgan Chase & Co.	268,268
16,000	KeyCorp	208,160
4,300	Wells Fargo & Co.	220,805
		697,233
	Insurance - 4.63%
3,700	Allstate Corp.	215,488
2,800	Prudential Financial, Inc.	213,388
2,500	The Travelers Companies, Inc.	248,825
		677,701
	Investment Banks/Brokers - 2.57%
1,400	Goldman Sachs Group, Inc.	243,264
3,500	HSBC Holdings PLC - ADR	132,580
		375,844
	Real Estate Investment Trusts (REITS) - 2.55%
35,000	Anworth Mortgage Asset Corp.	172,900
10,000	BioMed Realty Trust, Inc.	199,800
		372,700
	Total Financials (Cost $1,927,151)	2,390,478

	HEALTH CARE - 10.86%
	Biotechnology - 2.72%
1,600	Amgen, Inc.	221,312
1,800	Gilead Sciences, Inc.	176,742
		398,054
	Health Care Equipment & Supplies - 1.60%
3,500	Medtronic, Inc. (b)	234,290

	Health Care Providers & Services - 1.79%
2,400	Aetna, Inc.	262,584

	Pharmaceuticals - 4.75%
3,700	Abbott Laboratories	148,814
1,700	Johnson & Johnson	158,695
6,300	Pfizer, Inc.	197,883
4,000	Sanofi Synthelabo SA ADR	189,880
		695,272
	Total Health Care (Cost $1,276,961)	1,590,200

	INDUSTRIALS - 13.95%
	Construction & Engineering - 0.91%
2,035	Caterpillar, Inc.	133,008

	Electronic Components - 2.87%
15,000	AVX Corp.	196,350
10,000	Jabil Circuit, Inc.	223,700
		420,050
	Environmental Services - 1.70%
5,000	Waste Management, Inc.	249,050

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares		Value
	Farm - 1.17%
2,310	Deere & Co.	$ 170,940

	Human Resource & Employment Services - 1.34%
2,400	Manpowergroup, Inc.	196,536

	Machinery - 3.56%
3,500	American Railcar Industries, Inc.	126,560
4,000	Eaton Corp. PLC	205,200
7,500	General Electric Co.	189,150
		520,910
	Marine - 1.25%
50,000	Navios Maritime Holdings, Inc. (b)	124,500
4,500	Tidewater, Inc.	59,130
		183,630
	Road & Rail - 1.15%
2,200	Norfolk Southern Corp.	168,080

	Total Industrials (Cost $2,089,320)	2,042,204

	INFORMATION TECHNOLOGY - 15.16%
	Communications Equipment - 1.79%
10,000	Cisco Systems, Inc.	262,500

	Computers & Peripherals - 4.48%
2,800	Apple, Inc.	308,840
5,000	Lexmark International, Inc. - Class A	144,900
4,500	Seagate Technology PLC	201,600
		655,340
	Electronic Equipment, Instruments & Components - 1.40%
12,000	Corning, Inc.	205,440

	IT Services - 1.09%
1,100	International Business Machines Corp.	159,467

	Semiconductors & Semiconductor Equipment - 2.66%
9,000	Intel Corp.	271,260
2,200	QUALCOMM, Inc.	118,206
		389,466
	Software - 3.74%
6,000	CA, Inc.	163,800
5,000	Microsoft Corp.	221,300
13,000	Quality Systems, Inc.	162,240
		547,340
	Total Information Technology (Cost $1,597,951)	2,219,553

	MATERIALS - 2.91%
	Chemicals - 1.10%
1,800	Agrium, Inc. (b)	161,100

	Metals & Mining - 1.81%
2,500	BHP Billiton Ltd. - ADR	79,050
5,800	Freeport-McMoran Copper & Gold, Inc.	56,202
3,500	Newmont Mining Corp.	56,245
1,000	South32 Ltd. - ADR (a)	4,760
40,000	Yamana Gold, Inc. (b)	68,000
		264,257
	Total Materials (Cost $869,247)	425,357

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)(Continued)

Shares		Value
	TELECOMMUNICATION SERVICES - 5.32%
	Diversified Telecommunication Services - 5.32%
6,000	AT&T, Inc.	$ 195,480
6,000	Nippon Telegraph & Telephone Corp. - ADR	211,860
11,000	Symantec Corporation	214,170
16,000	Telefonaktiebolaget LM Ericsson - ADR	156,480
	Total Telecommunication Services (Cost $754,465)	777,990

	UTILITIES - 1.33%
	Electric Integrated - 1.33%
3,000	Entergy Corp.	195,300
	Total Utilities (Cost $191,123)	195,300

	TOTAL COMMON STOCKS (Cost $12,364,687)	13,492,211

	SHORT-TERM INVESTMENTS - 5.36%
	Money Market Funds - 5.36%
77,330	Invesco STIT-Liquid Assets Portfolio, Institutional Class, 0.16% (c)	77,330
707,072	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.08% (c)	707,072
	TOTAL SHORT-TERM INVESTMENTS (Cost $784,402)	784,402

	Total Investments (Cost $13,149,089)* 97.53%	$ 14,276,613
	Other assets less liabilities: 2.47%	361,694
	NET ASSETS: 100.00%	$ 14,638,307

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,124,669 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,904,455
	Unrealized Depreciation:	(1,752,511)
	Net Unrealized Appreciation:	$ 1,151,944
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,492,211	$ -	$ -	$ 13,492,211
Short Term Investments	784,402	-	-	784,402
Total	$ 14,276,613	$ -	$ -	$ 14,276,613

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/30/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/30/2015